Inventories (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Inventories [Abstract]
Inventories
Inventories are stated at the lower of cost or market. Cost is determined using a weighted average method for propane, fuel oil and refined fuels and natural gas, and a standard cost basis for appliances, which approximates average cost. Inventories consist of the following:

	As of
	March 24, 2012	September 24, 2011
Propane, fuel oil and refined fuels and natural gas	$65,879	$64,601
Appliances and related parts	1,408	1,306

	$67,287	$65,907

Inventories consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Propane, fuel oil and refined fuels and natural gas	$64,601	$59,836
Appliances and related parts	1,306	1,211
	$65,907	$61,047